Warrants (Summary of Significant Assumptions) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Risk-free interest rate at grant date, minimum	0.60%	0.60%
Risk-free interest rate at grant date, maximum	0.85%	0.91%
Expected stock price volatility	80.00%	80.00%
Expected dividend payout
Expected option life		2 years 10 months 17 days
Minimum [Member]
Class of Warrant or Right [Line Items]
Expected option life	3 years	3 years
Maximum [Member]
Class of Warrant or Right [Line Items]
Expected option life	5 years	5 years